Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	18,838,884	18,838,884	18,838,884
Common Stock, Shares Issued	5,841,815	5,841,815	1,716,954
Common Stock, Shares Outstanding	5,841,815	5,841,815	1,716,954
Common Class B
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,161,116	1,161,116	1,161,116
Common Stock, Shares Issued	1,055,560	1,055,560	1,055,560
Common Stock, Shares Outstanding	1,055,560	1,055,560	1,055,560